4. STOCKHOLDERS' EQUITY/DEFICIT (Details 3) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Outstanding, Beginning	2,802,384	297,961
Issuances		2,751,872
Canceled / Expired		(35,973)
Exercised		(211,476)
Outstanding, Ending	31,755,100	2,802,384
Warrants
Outstanding, Beginning	2,802,384
Issuances	28,952,716
Canceled / Expired	0
Exercised	0
Outstanding, Ending	31,755,100	2,802,384